Portfolio of Investments
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2001-20H Class 1
08/01/2021	6.340%	464	470
Total Asset-Backed Securities — Agency (Cost $464)			470

Asset-Backed Securities — Non-Agency 4.8%

AIMCO CLO 11 Ltd.(a),(b)
Series 2020-11A Class D
3-month USD LIBOR + 3.650% Floor 3.650% 10/15/2031	3.875%	2,300,000	2,303,554
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/20/2031	1.924%	4,125,000	4,125,210
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class BR
3-month USD LIBOR + 2.350% 08/14/2030	2.544%	1,900,000	1,900,074
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	1.941%	2,750,000	2,720,347
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	1.661%	6,500,000	6,416,560
LendingClub Receivables Trust(a)
Series 2019-5 Class A
12/15/2045	3.750%	3,023,333	3,071,411
Madison Park Funding Ltd.(a),(b)
Series 2015-18A Class CR
3-month USD LIBOR + 1.950% 10/21/2030	2.174%	6,000,000	5,935,140
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	7.472%	2,000,000	1,883,556
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/22/2029	6.892%	3,000,000	2,841,240
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	1.955%	3,000,000	2,979,063
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	2,232,056	2,265,623
Prosper Marketplace Issuance Trust(a)
Series 2019-3A Class B
07/15/2025	3.590%	2,000,000	2,006,629
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	215,331	216,086
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	430,429	430,528
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	1.641%	3,750,000	3,735,390
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	4,500,000	4,582,608
Sound Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	1.973%	5,000,000	4,973,030
Upstart Pass-Through Trust(a)
Series 2021-ST2 Class A
04/20/2027	2.500%	1,850,000	1,867,566
Total Asset-Backed Securities — Non-Agency (Cost $54,578,814)			54,253,615

Commercial Mortgage-Backed Securities - Agency 5.4%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K063 Class A2
01/25/2027	3.430%	4,362,000	4,850,630
Federal National Mortgage Association(c)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	7,000,000	7,387,531
Series 2018-M7 Class A2
03/25/2028	3.052%	25,000,000	27,214,645
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	3,987,618	4,276,079
FRESB Mortgage Trust(c)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	5,742,602	6,092,063
Government National Mortgage Association
Series 2017-190 Class AD
03/16/2060	2.600%	2,518,876	2,594,460
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c),(d)
Series 2019-102 Class IB
03/16/2060	0.859%	9,700,103	698,986
Series 2019-109 Class IO
04/16/2060	0.831%	19,619,444	1,404,578
Series 2019-118 Class IO
06/16/2061	0.858%	23,215,422	1,501,922
Series 2019-131 Class IO
07/16/2061	0.923%	19,468,002	1,365,778
Series 2019-134 Class IO
08/16/2061	0.896%	14,959,401	1,085,285
Series 2019-139 Class IO
11/16/2061	0.729%	16,083,557	997,509
Series 2020-19 Class IO
12/16/2061	0.951%	13,987,217	1,155,643
Series 2020-3 Class IO
02/16/2062	0.884%	14,215,996	1,041,052
Total Commercial Mortgage-Backed Securities - Agency (Cost $60,734,515)			61,666,161

Commercial Mortgage-Backed Securities - Non-Agency 6.4%

BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class A
1-month USD LIBOR + 0.851% Floor 0.850% 09/15/2034	0.956%	4,000,000	3,998,758
Braemar Hotels & Resorts Trust(a),(b)
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	1.906%	3,500,000	3,208,856
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.356%	8,000,000	8,004,999
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	3,120,000	2,964,104
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,200,000	3,470,043
Hilton USA Trust(a),(c)
Series 2016-HHV Class F
11/05/2038	4.194%	7,500,000	7,378,481
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	1,000,000	1,006,468
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	2,000,000	2,016,280
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2011-C3 Class A4
02/15/2046	4.717%	5,640	5,689
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.177%	2,917,500	2,826,352
Oak Street Investment Grade Net Lease Fund(a)
Series 2021-1A Class A2
01/20/2051	1.930%	4,978,221	4,894,757
Progress Residential Trust(a)
Series 2017-SFR1 Class E
08/17/2034	4.261%	2,000,000	2,016,758
Series 2018-SF3 Class B
10/17/2035	4.079%	8,500,000	8,593,718
Series 2020-SFR1 Class E
04/17/2037	3.032%	4,000,000	4,070,033
Series 2020-SFR3 Class B
10/17/2027	1.495%	3,000,000	2,980,375
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%	6,000,000	6,124,876
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	1.606%	2,500,000	2,482,907
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% Floor 2.100% 02/15/2032	2.206%	3,050,000	2,978,633
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month USD LIBOR + 1.775% Floor 1.650% 12/15/2034	1.881%	3,000,000	2,962,387
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $71,118,831)			71,984,474

Residential Mortgage-Backed Securities - Agency 92.3%

Federal Home Loan Mortgage Corp.
06/01/2021- 04/01/2047	3.500%	50,198,331	54,400,989
03/01/2022	6.000%	370	415
10/01/2023- 10/01/2040	5.000%	4,081,285	4,749,231
08/01/2035	2.000%	23,054,943	23,729,867
08/01/2041- 06/01/2048	4.500%	10,698,745	11,741,915
10/01/2041- 11/01/2048	4.000%	41,319,516	45,537,324
11/01/2042- 02/01/2050	3.000%	75,067,206	78,925,384

2	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/01/2051	2.500%	14,875,331	15,390,323
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.618% Cap 10.967% 01/01/2037	1.996%	55,901	58,963
12-month USD LIBOR + 1.910% Cap 10.450% 09/01/2037	2.614%	60,465	64,005
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 264 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2042	5.844%	6,365,876	1,153,108
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	5.844%	12,075,941	2,396,018
CMO Series 4174 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/15/2039	6.094%	2,372,661	94,592
CMO Series 4183 Class AS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	6.044%	1,651,310	88,071
CMO Series 4223 Class DS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2038	5.994%	342,146	5,436
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	5.794%	3,728,087	762,817
CMO Series 4594 Class SA
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 06/15/2046	5.844%	8,910,423	1,843,354
CMO Series 4965 Class KS
1-month USD LIBOR + 5.850% Cap 5.850% 04/25/2050	5.741%	5,139,611	1,170,354
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.971%	8,633,093	2,202,893
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	5.941%	9,991,899	2,880,201
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.864%	3,490,280	724,770
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	5.894%	1,576,479	311,970
Federal Home Loan Mortgage Corp.(d)
CMO Series 266
07/15/2042	4.000%	3,908,480	627,565
CMO Series 267
08/15/2042	4.000%	2,989,973	512,909
CMO Series 4120 Class AI
11/15/2039	3.500%	1,185,313	39,384
CMO Series 4122 Class JI
12/15/2040	4.000%	1,991,292	132,919
CMO Series 4139 Class CI
05/15/2042	3.500%	1,754,367	194,944
CMO Series 4147 Class CI
01/15/2041	3.500%	4,493,819	268,211
CMO Series 4148 Class BI
02/15/2041	4.000%	988,947	51,917
CMO Series 4177 Class IY
03/15/2043	4.000%	6,396,560	1,061,152
CMO Series 4182 Class DI
05/15/2039	3.500%	1,954,140	43,851
CMO Series 4213 Class DI
06/15/2038	3.500%	1,277,785	19,142
Federal Home Loan Mortgage Corp.(c),(d)
CMO Series 4068 Class GI
09/15/2036	2.273%	3,219,932	220,704
Federal Home Loan Mortgage Corp. REMIC(b),(d)
CMO Series 4999 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 06/25/2050	6.041%	17,797,017	4,128,349

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
02/01/2022- 12/01/2037	5.000%	8,874,220	10,308,585
08/01/2022	6.000%	200	225
09/01/2023- 11/01/2023	5.500%	606,590	629,843
03/01/2027- 10/01/2050	2.500%	30,211,473	31,348,437
03/01/2027- 07/01/2048	3.500%	94,153,899	101,295,597
05/01/2027- 11/01/2050	3.000%	122,145,124	128,813,636
05/01/2039- 08/01/2047	4.500%	5,988,487	6,649,487
11/01/2043- 06/01/2048	4.000%	42,053,277	45,967,254
12/01/2050	2.000%	29,516,910	29,568,759
CMO Series 2017-72 Class B
09/25/2047	3.000%	4,359,642	4,638,552
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.383% Floor 1.383%, Cap 9.383% 02/01/2033	1.633%	14,582	14,744
6-month USD LIBOR + 1.413% Floor 1.413%, Cap 10.038% 07/01/2033	1.663%	2,810	2,825
12-month USD LIBOR + 1.715% Floor 1.715%, Cap 9.167% 12/01/2033	2.090%	2,533	2,633
12-month USD LIBOR + 1.590% Floor 1.590%, Cap 9.164% 06/01/2034	2.465%	17,317	17,335
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	3.174%	674	685
Federal National Mortgage Association(c),(d)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	2,902,270	3
Federal National Mortgage Association(d)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	2,808,155	86,905
CMO Series 2012-129 Class IC
01/25/2041	3.500%	3,113,265	187,793
CMO Series 2012-133 Class EI
07/25/2031	3.500%	911,119	44,870
CMO Series 2012-134 Class AI
07/25/2040	3.500%	4,043,108	206,952
CMO Series 2012-144 Class HI
07/25/2042	3.500%	1,597,293	179,778
CMO Series 2012-40 Class IP
09/25/2040	4.000%	5,773,265	438,047
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,670,050	228,266
CMO Series 2013-1 Class BI
02/25/2040	3.500%	2,622,221	144,976
CMO Series 2013-10 Class AI
11/25/2041	3.500%	6,344,999	492,357
CMO Series 2013-16
01/25/2040	3.500%	2,883,753	210,541
CMO Series 2013-41 Class IY
05/25/2040	3.500%	5,212,729	228,446
CMO Series 2013-6 Class MI
02/25/2040	3.500%	2,660,205	128,765
CMO Series 2020-55 Class MI
08/25/2050	2.500%	14,290,483	2,528,092
CMO Series 2021-3 Class TI
02/25/2051	2.500%	19,894,892	3,709,818
Federal National Mortgage Association(b),(d)
CMO Series 2012-80 Class DS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 06/25/2039	6.541%	311,102	7,856
CMO Series 2012-99 Class SL
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 09/25/2042	6.511%	6,976,446	1,871,554
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	6.041%	3,942,503	783,555
CMO Series 2016-37 Class SA
-1.0 x 1-month USD LIBOR + 5.850% Cap 5.850% 06/25/2046	5.741%	5,184,045	1,086,093
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	5.891%	13,265,667	2,792,192
CMO Series 2017-3 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/25/2047	5.891%	9,370,168	2,042,728

4	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.041%	10,467,532	2,552,628
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	2.750%	26,642,617	2,552,746
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	6.041%	5,448,961	1,293,194
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.941%	17,613,677	3,456,601
CMO Series 2019-34 Class SM
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.941%	14,539,608	3,170,995
CMO Series 2020-40 Class LS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.971%	11,342,953	3,244,600
Government National Mortgage Association
08/20/2040	5.000%	2,792,461	3,209,848
07/20/2041	4.500%	3,828,303	4,292,928
Government National Mortgage Association(e)
04/20/2048	4.500%	10,906,783	11,879,507
Government National Mortgage Association(d)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	2,547,461	405,767
CMO Series 2012-129 Class AI
08/20/2037	3.000%	1,973,610	76,598
CMO Series 2014-131 Class EI
09/16/2039	4.000%	3,457,178	259,597
CMO Series 2019-129 Class AI
10/20/2049	3.500%	11,003,283	1,534,451
CMO Series 2019-158 Class PI
12/20/2049	3.500%	25,188,312	3,283,415
CMO Series 2020-138 Class JI
09/20/2050	2.500%	21,697,263	2,925,414
CMO Series 2020-144 Class KI
09/20/2050	2.500%	9,857,756	1,441,212
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-175 Class KI
11/20/2050	2.500%	14,867,950	2,297,629
CMO Series 2020-185 Class KI
12/20/2050	2.500%	23,500,041	3,257,390
CMO Series 2020-191 Class UC
12/20/2050	4.000%	14,834,723	2,620,259
CMO Series 2021-1 Class IB
01/20/2051	2.500%	13,911,811	1,956,706
CMO Series 2021-1 Class QI
01/20/2051	2.500%	15,735,596	2,454,303
CMO Series 2021-27 Class IN
02/20/2051	2.500%	9,671,316	1,297,137
CMO Series 2021-8 Class IO
01/20/2051	3.000%	26,357,269	4,140,600
CMO Series 2021-9 Class DI
01/20/2051	2.500%	12,950,875	2,000,200
CMO Series 2021-9 Class MI
01/20/2051	2.500%	16,900,257	2,342,710
Government National Mortgage Association(b),(d)
CMO Series 2014-131 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/16/2044	6.094%	2,450,938	567,892
CMO Series 2017-170 Class QS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.089%	5,777,120	1,367,017
CMO Series 2018-1 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	6.089%	4,424,132	781,008
CMO Series 2018-105 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.089%	5,788,199	1,010,681
CMO Series 2018-139 Class KS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	6.039%	8,524,177	1,999,333
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	6.039%	7,865,105	1,320,362

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-21 Class WS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 02/20/2048	6.089%	6,346,967	1,429,616
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	6.089%	3,627,527	741,260
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	6.089%	4,728,362	1,015,567
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	6.089%	6,731,311	1,534,983
CMO Series 2018-97 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.089%	6,070,518	1,437,644
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.939%	5,739,222	1,319,581
CMO Series 2019-43 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/20/2049	5.989%	11,707,525	2,039,734
CMO Series 2019-52 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/16/2049	5.944%	10,172,256	2,716,983
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	5.989%	28,759,113	6,343,676
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	6.089%	12,480,527	2,388,546
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-133 Class SK
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2050	6.189%	20,424,580	4,889,518
Government National Mortgage Association TBA(f)
04/21/2051	2.000%	20,000,000	20,183,203
04/21/2051	2.500%	25,000,000	25,776,855
04/21/2051	3.000%	35,000,000	36,455,371
Uniform Mortgage-Backed Security TBA(f)
04/19/2036- 04/14/2051	2.500%	128,000,000	131,864,531
04/14/2051	2.000%	65,000,000	64,808,301
04/14/2051	3.500%	9,000,000	9,503,789
04/14/2051	4.000%	21,000,000	22,535,625
Total Residential Mortgage-Backed Securities - Agency (Cost $1,033,496,522)			1,044,168,742

Residential Mortgage-Backed Securities - Non-Agency 12.0%

American Mortgage Trust(c),(g),(h)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	32	19
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-1A Class M1B
1-month USD LIBOR + 1.600% 04/25/2028	1.718%	3,938,994	3,940,224
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.709%	1,486,942	1,486,775
CMO Series 2018-3A Class M1B
1-month USD LIBOR + 1.850% Floor 1.850% 10/25/2028	1.959%	4,638,632	4,664,239
BVRT Financing Trust(a),(b)
CMO Series 2021-1F Class M1
30-day Average SOFR + 1.550% Floor 1.550% 03/15/2038	1.610%	3,800,000	3,800,191
CMO Series 2021-1F Class M2
30-day Average SOFR + 2.050% Floor 2.050% 03/15/2038	2.110%	3,800,000	3,800,315
BVRT Financing Trust(a),(b),(h)
CMO Series 2021-CRT1 Class M1
1-month USD LIBOR + 1.750% Floor 1.750% 01/10/2033	1.856%	5,044,420	5,050,236
CMO Series 2021-CRT1 Class M3
1-month USD LIBOR + 2.750% Floor 3.000% 01/10/2033	3.000%	9,600,000	9,533,050

6	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.859%	4,000,000	3,980,645
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2014-A Class B2
01/25/2035	5.498%	1,544,228	1,637,818
CMO Series 2014-C Class A
02/25/2054	3.250%	108,921	108,961
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	2,914,216	3,059,159
Credit Suisse Mortgage Capital Certificates(a),(c)
CMO Series 2014-2R Class 17A2
04/27/2037	7.443%	657,412	650,160
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-NQM1 Class A2
05/25/2065	0.994%	2,996,031	2,983,134
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	1,200,000	1,246,355
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	4.109%	4,805,725	4,877,979
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN4 Class M3
1-month USD LIBOR + 4.550% 10/25/2024	4.659%	6,992,453	7,119,883
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class M1
11/25/2058	4.747%	3,875,000	3,875,694
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2019-3 Class M1
11/25/2059	3.518%	3,100,000	3,179,857
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	4,929,766	4,922,747
New Residential Mortgage Loan Trust(a),(c),(d)
CMO Series 2014-1A Class AIO
01/25/2054	2.301%	14,631,662	754,818
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.115%	3,155,256	3,019,236
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.959%	11,500,000	11,486,253
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.759%	10,500,000	10,447,791
PRPM LLC(a),(c)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	10,993,360	11,099,546
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	1.859%	3,000,000	2,995,757
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	1.559%	3,750,000	3,711,631
RBSSP Resecuritization Trust(a),(c)
CMO Series 2012-1 Class 5A2
12/27/2035	2.973%	825,087	822,837
RCO V Mortgage LLC(a),(c)
CMO Series 2019-2 Class A1
11/25/2024	3.475%	7,150,071	7,190,233
Station Place Securitization Trust(a),(b)
Subordinated CMO Series 2021-WL1 Class B
1-month USD LIBOR + 0.850% Floor 0.850% 01/26/2054	0.979%	5,000,000	4,998,408
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	2,822,174	2,824,609
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	6,786,962	6,782,531
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $134,113,468)			136,051,091

Options Purchased Puts 2.4%
Value ($)
(Cost $5,908,000)	27,344,683

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2021 (Unaudited)
Money Market Funds 4.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(i),(j)	45,406,453	45,401,913
Total Money Market Funds (Cost $45,401,913)		45,401,913
Total Investments in Securities (Cost: $1,405,352,527)		1,440,871,149
Other Assets & Liabilities, Net		(309,005,169)
Net Assets		1,131,865,980
At March 31, 2021, securities and/or cash totaling $7,865,125 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	2,223	06/2021	USD	291,074,063	—	(4,995,657)
U.S. Treasury 2-Year Note	12	06/2021	USD	2,648,719	—	(2,695)
U.S. Treasury 5-Year Note	39	06/2021	USD	4,812,539	—	(61,627)
Total					—	(5,059,979)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(13)	06/2021	USD	(2,009,719)	90,067	—

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	60,000,000	60,000,000	1.00	09/30/2021	1,044,000	5,160,582
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	150,000,000	150,000,000	1.25	11/16/2021	2,100,000	10,228,725
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	68,000,000	68,000,000	1.25	12/03/2021	1,054,000	4,740,076
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	100,000,000	100,000,000	1.25	01/05/2022	1,710,000	7,215,300
Total							5,908,000	27,344,683

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(25,000,000)	(25,000,000)	2.20	03/17/2022	(467,500)	(558,577)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 1.635%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	03/18/2031	USD	33,000,000	472,182	—	—	472,182	—

8	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2021 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.691	USD	5,000,000	(628,906)	2,917	—	(961,192)	335,203	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.691	USD	5,000,000	(628,906)	2,917	—	(886,307)	260,318	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	4.089	USD	1,300,000	(78,813)	758	—	(199,781)	121,726	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.691	USD	3,000,000	(377,344)	1,750	—	(698,542)	322,948	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.691	USD	2,500,000	(314,453)	1,458	—	(422,037)	109,042	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	4.089	USD	10,000,000	(606,250)	5,834	—	(1,980,721)	1,380,305	—
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	12.192	USD	2,500,000	(496,485)	1,458	—	(143,362)	—	(351,665)
Total								(3,131,157)	17,092	—	(5,291,942)	2,529,542	(351,665)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month USD LIBOR	London Interbank Offered Rate	0.194%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $250,291,299, which represents 22.11% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2021.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2021.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2021, the total value of these securities amounted to $19, which represents less than 0.01% of total net assets.
(h)	Valuation based on significant unobservable inputs.
(i)	The rate shown is the seven-day current annualized yield at March 31, 2021.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	67,708,216	186,984,847	(209,291,150)	—	45,401,913	—	12,106	45,406,453
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2021

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